RELATED PARTY DISCLOSURES (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of compensation of key management personnel

During the three and nine months ended June 30, 2026 and 2025, key management personnel compensation consisted of short-term and long-term benefits and remuneration, and was classified as follows:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Nine months ended June 30, 2026	Nine months ended June 30, 2025
Cash compensation:	$	$	$	$

Mohammed Salah Bakhashwain	—	—	113,000	338,000
Giovanni Gaudenzi	40,000	200,000	90,000	270,000
Frank Aadnevik	—	241,000	75,000	241,000
Total cash compensation	40,000	441,000	278,000	849,000
Share-based payments:
Mohammed Salah Bakhashwain	—	1,000,000	3,000,000	5,000,000
Giovanni Gaudenzi	—	—	700,000	1,200,000
Frank Aadnevik	—	625,000	—	625,000
Total share-based payments	—	1,625,000	3,700,000	6,825,000

Total compensation	40,000	2,066,000	3,978,000	7,674,000

Schedule of amounts due to related parties

As at June 30, 2026 and September 30, 2025, amounts due to related parties consisted of the following:

	June 30, 2026	September 30, 2025
	$	$

Balances included in accounts and other payables	—	95,758
Related party advances	151,361	150,794